UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

       1.     Name and address of issuer

                 RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT
                 11825 N. Pennsylvania Street
                 Carmel, IN  46032

       2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

       3.     Investment Company Act File Number:
                 811-07615

              Securities Act File Number
                 333-03093

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       4(a).  Last day of fiscal year for which this Form is filed:

                   December 31, 1998

       4(b).  Check box is this Form is being filed late (I.E. more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)   [ ]


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

       4(c). Check box if this is the last time the issuer will be filing this Form. [ ]

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
       5.     Calculation of registration fee:

       (i)    Aggregate sale  price of  securities  sold  during the fiscal year
              pursuant to section 24(f):                                               1,701,004,636


       (ii)  Aggregate price of securities redeemed or repurchased
             during the fiscal year:                                                   1,640,703,952

       (iii) Aggregate  price of securities  redeemed or repurchased  during any prior fiscal year ending no earlier than October 11, 1995 that were not  previously  used to reduce  registration  fees  payable to the
             Commission:                                                                           0

       (iv)  Total   available   redemption   credits   [add  Items   5(ii)  and
              5(iii):                                                                  1,640,703,952

       (v)   Net sales - if Item 5(i) is greater than Item 5(iv)  [subtract Item
             5(iv) from Item 5(i)]:                                                       60,300,684

       (vi)  Redemption credits available for use in future years - if Item 5(i)
             is less than Item 5(iv)[subtract item 5(iv)from Item 5(i):                            0

       (vii) Multiplier for determining registration fee (See Instruction C.9):              .000278

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                                                    16,764


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       6.    Prepaid Shares

             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

       7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                  N/A

       8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                  $16,764

       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             Method of delivery:   Wire Transfer To CIK No. 00001013169
             March 30, 1999

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*   /s/ Thomas J. Kilian
                            ---------------------------------------

                                            Thomas J. Kilian
                            ---------------------------------------
                                            President

                                            Conseco Variable Insurance Company
                            (Formerly, Great American Reserve Insurance Company) Depositor

Date  March 31, 1999
     --------------------------

  *Please print the name and title of the signing officer below the signature.